CONDENSED CONDOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income	$ (276,153)	$ (785,488)	$ 1,247,853	$ (392,243)
Adjustments to reconcile net income to cash generated by operating activities:
Depreciation and amortization	456,938	453,295	1,765,929	1,456,990
Changes in operating assets and liabilities:
Accounts receivables, net	450,976	(123,444)	(2,965,613)
Other receivables			(170,988)	38,249
Advance to suppliers			(584,210)	(58,147)
Advance to suppliers - related party				9,133
Inventories	520,144	933,163	(1,322,075)	(523,698)
Value added tax receivable			(562,189)	28,507
Notes receivable			41,374	17,010
Accounts payables	(2,849,351)	(147,801)	3,423,166	217,287
Other current and non-current liabilities	72,021	(234,752)
Oher payables			828,191	(468,996)
Payable to related party			(30,000)	8,689
Deferred income			(124,914)	(212,847)
Cash (used in) provided by operating activities	(1,625,425)	94,973	1,546,524	119,934
Investing activities:
Purchases of Property, plant and equipment	(88,321)		(685,056)
Cash used in investing activities	(88,321)		(685,056)
Financing activities:
Proceeds of bank loans		138,481	7,271,714	7,045,131
Proceeds of non-bank loans	1,611,350
Repayment of non-bank loans	(194,627)		(8,010,030)	(7,389,485)
Payments of long term payable			(293,064)
Cash provided by financing activities	1,416,723	138,481	(1,031,380)	(344,354)
Effect of exchange rate	307,851	257,293	(5,688)	360,141
Increase in cash and restricted cash	10,828	490,747	(175,601)	135,721
Cash and restricted cash, beginning balances	166,741	342,342	342,342	206,621
Cash and restricted cash, ending balances	177,569	833,089	166,741	342,342
Supplemental disclosures of cash flow information:
Cash paid for interest	76,639	150,396	331,989	413,165
Cash paid for income tax